LEASES - Future minimum lease commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 238
2014	228
2015	222
2016	195
2017	165
Thereafter	1,917
Total	$ 2,965